Long-term debt-Credit facility (Details Narrative) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 22, 2008	Dec. 31, 2015
Debt Instrument [Line Items]
Number of vessels secured the Facility with First priority Mortgages		18
Number of ship owning companies as corporate guarantees		18
Credit facility [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity	$ 1,000,000
Portion of the Facility used to repay existing indebtness	$ 631,340
Line of Credit Facility Frequency of Payments	quarterly
Line of Credit number of outstanding periodic payments of principal		10
Line of Credit Periodic Payment of Principal		$ 22,473
Balloon payment		$ 271,263
Credit facility certain term loans [Member]
Debt Instrument [Line Items]
Minimum liquidity ratio		3.00%
Maximum ratio of Total Liabilities to Market Value Adjusted Total Assets		0.75:1
Maximum net funded debt to total net assets ratio for other term loans		80.00%
Minimum liquidity amount		$ 30,000
Minimum Ratio of EBITDA to net interest expense		2.50:1
Minimum Market Value Adjusted Net Worth		$ 500,000